Risk Lose Money [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Beta Advantage® Multi-Sector Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.99%	0.34%	2.71%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.74%
C000193701 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.78%	0.21%	2.56%
Performance Inception Date			Oct. 12, 2017
C000193701 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.62%	(1.34%)	1.07%
Performance Inception Date			Oct. 12, 2017
C000193701 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.74%	(0.52%)	1.31%
Performance Inception Date			Oct. 12, 2017